Other Income - Summary of Other Income (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Material income [abstract]
Income from operating leases	¥ 40,337	¥ 235,044	¥ 276,850
Income related to disposal of assets leased	2,744	112,344	322,673
Income related to IT solution services	19,880	33,828	29,172
Gains on disposal of property, plant and equipment, and other intangible assets	1,862	541	852
Reversal of impairment losses of investments in associates and joint ventures		2,402	8,123
Gains on step acquisition of subsidiaries	22,040
Others	68,768	121,507	118,185
Total other income	¥ 155,631	¥ 505,666	¥ 755,855